UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,500)	$ (500,911)
Interest earned on cash equivalents held in Trust Account		(1,489)
Changes in operating assets and liabilities:
Prepaid expenses		(169,570)
Accounts payable		39,489
Franchise tax payable		49,914
Accrued expenses	1,500	391,999
Net cash used in operating activities		(190,568)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(120,750,000)
Net cash used in Investing activities		(120,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds from note payable to related party		200,000
Repayment of note payable to related party		(200,000)
Proceeds received from initial public offering, gross		120,750,000
Proceeds received from private placement		4,415,000
Offering costs paid		(2,811,504)
Net cash provided by financing activities	25,000	122,378,496
Net increase in cash	25,000	1,437,928
Cash – beginning of the period
Cash – end of the period	25,000	1,437,928
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable		1,000
Offering costs included in accrued expenses	$ 53,000	70,000
Deferred underwriting commissions in connection with the initial public offering		4,226,250
Initial value of Class A common stock subject to possible redemption		113,053,770
Change in value of Class A common stock subject to possible redemption		$ (473,440)